S000004353 [Member] Investment Objectives and Goals - iShares U.S. Digital Infrastructure and Real Estate ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares U.S. Digital Infrastructure and Real Estate ETF IDGT | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares U.S. Digital Infrastructure and Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of US-listed companies engaged in the owning, operating, developing, or providing of infrastructure for the storage, processing, transmission and/or access of digital data and services.